Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Debt securities and other eligible bills	£ 72,023	£ 74,772
Equity securities	4	4
Loans and advances	2,367	3,283
Financial assets at fair value through other comprehensive income	£ 74,394	£ 78,059